Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year Ended December 31,
	(in thousands, except share and per share data)
	2021	2020
Numerator:
Net loss	$(58,235)	$(51,972)

Denominator:
Weighted-average common stock outstanding – basic and diluted	$62,108,032	31,932,204

Net loss per common share – basic and diluted	$(0.94)	$(1.63)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2021	2020
Stock options to purchase common stock	9,372,993	4,094,544
Unvested restricted common stock	—	256,811

Total	9,372,993	4,353,375